Note 8 Related Party Transactions	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 8 Related Party Transactions

A company controlled by management (the owner being Rex E. Fortescue, the father of the Company’s President) of the Company provides consulting services to the Company. During the Nine months year-to-date period ended September 30, 2011, the Company incurred $31,500 ($31,500 for same period in 2010) in consulting fees and $1,354 ($1,460 for the same period in 2010) in expense reimbursements. During the three months Third Fiscal Quarter period ended September 30, 2011, the Company incurred $10,500 ($10,500 for same period in 2010) in consulting fees and $451 ($557 for same period in 2010) in expense reimbursements.

Included in the Accounts Payable account is $170,848 representing outstanding fees and reimbursements.

A company controlled by management (the owner being Deborah E. Fortescue-Merrin, the Company’s President) of the Company formerly provided consulting services and incurred expense reimbursements. Included in the Accounts Payable account is $71,914 representing outstanding fees and reimbursements.

A company controlled by management (the owners being Rex E. Fortescue, the father of the Company’s President, and Richard E. Fortescue, the brother the Company’s President) of the Company provides accounting and administrative services to the Company. During the Nine months year-to-date period ended September 30, 2011, the Company incurred $21,000 ($20,500 for same period in 2010) for such accounting and administrative services, and $6,659 ($11,368 for the same period in 2010) in expense reimbursements. During the three months Third Fiscal Quarter period ended September 30, 2011 the Company incurred $6,000 ($6,000 for same period in 2010) for such accounting and administrative services, and $2,293 ($7,256 for the same period in 2010) in expense reimbursements.

Included in the Account Payable accounts is $136,210 representing outstanding fees and reimbursements.